Compensation of Key Management Personnel (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
COMPENSATION OF KEY MANAGEMENT PERSONNEL
Short-term benefits		$ 2.5	$ 2.5
Share-based payments		0.2	1.4
Termination benefits		3.7	0.0
Total key management personnel remuneration		6.4	3.9
Recovered share-based expenses		1.6
Corporate restructuring	$ 2.1	$ 2.1	$ 0.0